Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Sales
Products	$ 1,212,224	$ 2,704,593	$ 1,188,288
Services	3,007,235	2,411,913	612,083
Total Sales	4,219,459	5,116,506	1,800,371
Costs of Sales
Products	665,382	1,167,493	1,057,171
Services	2,990,089	2,381,605	855,737
Total Costs of Sales	3,655,471	3,549,098	1,912,908
Gross Profit (Deficit)	563,988	1,567,408	(112,537)
Operating Expenses
Research and development	399,212	472,810	411,045
Sales and marketing	1,549,460	2,122,203	2,407,723
General and administrative	2,703,301	3,859,202	2,402,210
Total Operating Expenses	4,651,973	6,454,215	5,220,978
Loss from Operations	(4,087,985)	(4,886,807)	(5,333,515)
Other Income (Expense)
Net loss from equity method investment	(55,735)	(159,000)
Loss on elimination of translation adjustment	(203,553)
Foreign exchange gain (loss)	21,366	(24,398)	(135,044)
Loss from change in fair value of contingent consideration	(280,296)	(705,355)	0
Interest and discount accretion	(1,365,267)	(217,337)	(377,964)
Total Other Income (Expense)	(1,883,485)	(1,106,090)	(513,008)
Net Loss	(5,971,470)	(5,992,897)	(5,846,523)
Other Comprehensive Income (Loss)	203,553	(116,524)	(66,366)
Net Comprehensive Loss	$ (5,767,917)	$ (6,109,421)	$ (5,912,889)
Net Loss per share basic and diluted	$ (0.05)	$ (0.05)	$ (0.07)
Weighted average common shares outstanding-basic and diluted	122,809,928	117,260,870	84,042,487